Document and Entity Information	Jun. 01, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001334978
Document Type	8-K
Document Period End Date	Jun. 01, 2021
Entity Registrant Name	CLEAR CHANNEL OUTDOOR HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32663
Entity Tax Identification Number	86-0812139
Entity Address, Address Line One	4830 North Loop 1604W
Entity Address, Address Line Two	Suite 111
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78249
City Area Code	(210)
Local Phone Number	547-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Trading Symbol	CCO
Security 12b Title	Common Stock
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Trading Symbol	"CCO"
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE